NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 3,032	$ 1,872
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	653	573
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,084	2,327
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,395	4,523
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 1,251	1,584
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		400
Pass [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 3,032	1,872
Pass [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	445	258
Pass [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,084	2,327
Pass [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,346	4,474
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 1,251	1,584
Pass [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		$ 400
Special Mention [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 208	$ 315
Substandard [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 49	$ 49
Substandard [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable